INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,286	$ 2,387
Marketable securities	1,187	1,033
Receivables, prepayments and other assets	1,323	1,420
Inventories	1,802	1,487
Total current assets	6,598	6,327
Non-current assets:
Property, plant and equipment, net	8,950	9,829
Right of use assets	492	335
Goodwill and intangible assets, net	552	391
Marketable securities	860	468
Other non-current financial assets	138	110
Deferred tax assets	197	241
Receivables, prepayments and other assets	318	343
Total non-current assets	11,507	11,717
Total assets	18,105	18,044
Current liabilities:
Trade payables and other current liabilities	2,003	2,403
Current portion of deferred income from government grants	86	93
Current portion of lease obligations	93	32
Current portion of long-term debt	541	571
Total current liabilities	2,723	3,099
Non-current liabilities
Non-current portion of long-term debt	1,772	1,801
Non-current portion of deferred income from government grants	242	267
Provisions	207	186
Non-current portion of lease obligations	443	350
Other non-current liabilities	1,136	1,190
Total non-current liabilities	3,800	3,794
Total liabilities	6,523	6,893
Equity:
Ordinary shares, $0.02 par value, 552,654,594 and 553,548,190 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	11	11
Additional paid-in capital	23,971	24,027
Accumulated deficit	(12,536)	(13,001)
Accumulated other comprehensive income	87	67
Equity attributable to the shareholders of GlobalFoundries Inc.	11,533	11,104
Non-controlling interest	49	47
Total equity	11,582	11,151
Total liabilities and equity	$ 18,105	$ 18,044